Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108


                                   October 1, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1090


RE: DWS Commodity Securities Fund (the "Fund"), a series of DWS Institutional Funds (the "Trust") (Reg. Nos. 33-34079 and 811-06071)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 73 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 30, 2008.

         Please direct any comments or questions on this filing to the undersigned at 617-295-3011.


                               Very truly yours,



                               James M. Wall, Esq.
                               Director
                               Deutsche Investment Management Americas Inc.








aht/cp